Stockholders’ Equity - Schedule of Assumptions used for Warrants Granted (Details)	Jun. 30, 2026
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Assumptions used for warrants granted
Minimum [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Assumptions used for warrants granted	5.14
Minimum [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Assumptions used for warrants granted	322.86
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Assumptions used for warrants granted	3.78
Minimum [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Assumptions used for warrants granted	1.81
Maximum [Member] | Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Assumptions used for warrants granted	10
Maximum [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Assumptions used for warrants granted	323.02
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Assumptions used for warrants granted	4.25
Maximum [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Assumptions used for warrants granted	4.39